CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Notes Payable Disclosure [Abstract]
Notes Payable Disclosure [Text Block]

NOTE 3 — CONVERTIBLE NOTES PAYABLE

We have executed five convertible notes with our president and chief executive officer pursuant to which we have borrowed an aggregate of $155,000 ($105,000 principal balance outstanding at December 31, 2011). The notes bear an interest rate of 4.2% and matured at various dates through December 6, 2011. Accrued interest at December 31, 2011 and 2010 was $16,927 and $12,517, respectively. The notes and accrued interest are convertible, at the option of the holder, into shares of our common stock at a conversion price of $0.50 per share.